Loans and advances to central banks and credit institutions - Schedule of loans and advances to banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets at fair value through other comprehensive income	83,308	85,239	108,038
Financial assets at amortised cost	1,191,403	1,147,044	1,037,898
Total financial assets	243,203	193,716	163,853
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	44,184	39,500	33,264
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	34,094	32,888	31,645
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(286)	(226)	(215)
Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	17,717	11,595	3,608
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	20,082	15,375	15,657
Loans and receivables	37,799	26,970	19,265
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	17,747	15,180	13,275
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	20,052	11,790	5,990
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	14,061	16,502	10,397
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	459	673	3,152
Financial assets at fair value through other comprehensive income	313	0	0
Financial assets at amortised cost	57,917	46,518	39,169
Total financial assets	72,750	63,693	52,718
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	8,560	8,891	10,684
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	35,846	27,321	18,853
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	28,353	27,487	23,188
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	1
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	(9)	(6)	(8)
Central banks and credit institutions
Disclosure of financial assets [line items]
Total financial assets	110,549	90,663	71,983
Central banks and credit institutions | Euro
Disclosure of financial assets [line items]
Total financial assets	34,229	26,024	24,286
Central banks and credit institutions | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	3,539	4,474	3,228
Central banks and credit institutions | US dollar
Disclosure of financial assets [line items]
Total financial assets	17,602	18,468	12,639
Central banks and credit institutions | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	47,151	34,863	24,011
Central banks and credit institutions | Other currencies
Disclosure of financial assets [line items]
Total financial assets	€ 8,028	€ 6,834	€ 7,819